Accounts Payable, Other Payables and Accruals	12 Months Ended
Oct. 31, 2024
Accounts Payable, Other Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS
20.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	As of October 31,
	2024	2023
	US$	US$
Accounts payable arising from the digital solutions services	408	-
Accounts payable arising from media and entertainment services	714	-
Accounts payable arising from hotel operations, hospitality and VIP services	468	69
Total accounts payable	1,590	69

Payable to former subsidiaries	-	15,346
Other payables and accruals	8,184	3,568
Interest payable	1,630	-
Lease liabilities (note)	186	-
Total other payables and accruals	10,000	18,914

Note:	The weighted average incremental borrowing rate applied to lease liabilities is 3.72% and 4.92%, respectively, for the six months ended October 31, 2023 and year ended October 31, 2024.